                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                                 ANNUAL REPORT
                           and Investment Performance
                           Review for the Year Ended
                                August 31, 1997



                                [HERITAGE LOGO]

                                                                October 13, 1997

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash
Trust - Money Market Fund (the "Fund") for the fiscal year ended August 31, 1997. During the past fiscal year, rates on short-term investments fluctuated within a relatively narrow range. The seven-day effective yield for your Fund began the fiscal year at 4.82%, fell to 4.78% at the end of the semi-annual reporting period at the end of February, and stood at 4.96% on August 31. As of the date of this letter, the seven-day effective yield was 4.99%.

     The primary reason for the stability of short-term rates has been the lack of any drastic action by the Federal Reserve Board (the "Fed") to attempt to slow down or speed up the economy. As our domestic economy has continued to grow at a slow, steady rate with minimal inflationary pressures, the Fed has been content to leave rates relatively unchanged. We continue to believe that the Fed will act quickly to raise rates at the first evidence of increasing inflation, and have structured your portfolio to allow us room to lengthen your portfolio maturity to take advantage of this situation, should it occur.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     On behalf of all of us at Heritage Asset Management, thank you for your continuing investment in Heritage Cash Trust - Money Market Fund.

                                          Sincerely,

                                          /s/ Stephen G. Hill
                                          Stephen G. Hill
                                          President

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
COMMERCIAL PAPER--82.0%(A)
-------------------------
   DOMESTIC--69.3%
     BEVERAGES--0.8%
        $16,750,000  PepsiCo, Inc., 5.48%........................................      09/05/97       $   16,739,801
                                                                                                      --------------

     CHEMICALS--3.1%
          5,000,000  E.I. du Pont de Nemours & Company, 5.45%....................      09/05/97            4,996,972
          5,000,000  E.I. du Pont de Nemours & Company, 5.45%....................      10/16/97            4,965,938
         22,000,000  E.I. du Pont de Nemours & Company, 5.47%....................      09/18/97           21,943,173
         20,000,000  E.I. du Pont de Nemours & Company, 5.48%....................      10/16/97           19,863,000
         10,000,000  Monsanto Company, 5.48%.....................................      10/20/97            9,925,411
                                                                                                      --------------
                                                                                                          61,694,494
                                                                                                      --------------

     COMPUTER/OFFICE EQUIPMENT--1.0%
         20,000,000  Xerox Credit Corporation, 5.47%.............................      09/04/97           19,990,883
                                                                                                      --------------

     CORPORATE FINANCE--10.0%
         60,000,000  Ciesco, L.P., 5.52%.........................................      09/12/97           59,898,800
         10,000,000  Corporate Asset Funding Company, Inc., 5.48%................      10/07/97            9,945,200
         32,000,000  Corporate Asset Funding Company, Inc., 5.55%................      09/10/97           31,955,600
         50,000,000  General Electric Capital Corporation, 5.55%.................      09/18/97           49,868,958
         15,000,000  General Electric Capital Corporation, 5.55%.................      01/26/98           14,660,063
         10,000,000  General Electric Capital Corporation, 5.58%.................      09/05/97            9,993,800
          5,000,000  Private Export Funding Corporation, 5.48%...................      10/16/97            4,965,750
         20,000,000  Private Export Funding Corporation, 5.50%...................      10/10/97           19,880,833
                                                                                                      --------------
                                                                                                         201,169,004
                                                                                                      --------------

     DRUGS--7.4%
         50,000,000  Abbott Laboratories, 5.45%..................................      09/23/97           49,833,472
          8,035,000  Abbott Laboratories, 5.46%..................................      09/18/97            8,014,283
         40,000,000  Eli Lilly & Company, 5.48%..................................      09/16/97           39,908,667
         10,000,000  Pfizer, Inc., 5.48%.........................................      10/10/97            9,940,633
         41,900,000  Schering Corporation, 5.52%.................................      09/09/97           41,848,603
                                                                                                      --------------
                                                                                                         149,545,658
                                                                                                      --------------

     ELECTRONICS--6.2%
         52,000,000  Emerson Electric Company, 5.46%.............................      09/02/97           51,992,113
         22,710,000  Motorola Credit Corporation, 5.45%..........................      10/03/97           22,599,983
         50,000,000  Motorola, Inc., 5.47%.......................................      10/30/97           49,551,764
                                                                                                      --------------
                                                                                                         124,143,860
                                                                                                      --------------

     FOOD--12.7%
         19,000,000  Campbell Soup Company, 5.47%................................      11/03/97           18,818,123
         30,000,000  Campbell Soup Company, 5.48%................................      09/18/97           29,922,367
         25,000,000  Campbell Soup Company, 5.55%................................      11/17/97           24,703,229
         20,000,000  Cargill, Inc., 5.47%........................................      10/22/97           19,845,017
         25,000,000  Cargill, Inc., 5.50%........................................      10/10/97           24,851,042
         30,000,000  Cargill, Inc., 5.55%........................................      09/02/97           29,995,375
          8,362,000  H.J. Heinz Company, 5.47%...................................      09/15/97            8,344,212
         30,000,000  H.J. Heinz Company, 5.48%...................................      09/09/97           29,963,467
         14,500,000  H.J. Heinz Company, 5.50%...................................      09/19/97           14,460,125
          5,350,000  Kellogg Company, 5.48%......................................      09/19/97            5,335,340
         50,000,000  Sara Lee Corporation, 5.51%.................................      09/25/97           49,816,333
                                                                                                      --------------
                                                                                                         256,054,630
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
     HOUSEHOLD PRODUCTS--3.0%
        $20,000,000  The Procter & Gamble Company, 5.45%.........................      10/17/97       $   19,860,721
          9,000,000  The Procter & Gamble Company, 5.45%.........................      12/01/97            8,876,013
         31,000,000  The Procter & Gamble Company, 5.47%.........................      10/01/97           30,858,692
                                                                                                      --------------
                                                                                                          59,595,426
                                                                                                      --------------

     NEWSPAPERS/PUBLISHING--1.0%
         20,000,000  McGraw-Hill, Inc., 5.54%....................................      09/19/97           19,944,600
                                                                                                      --------------

     OIL & GAS--8.3%
         10,000,000  Amoco Corporation, 5.45%....................................      11/05/97            9,901,597
         25,000,000  Amoco Corporation, 5.52%....................................      10/01/97           24,885,000
         25,000,000  Amoco Corporation, 5.52%....................................      10/01/97           24,885,000
         10,000,000  Atlantic Richfield Company, 5.54%...........................      09/02/97            9,998,461
         15,000,000  Chevron UK Investment PLC, 5.52%............................      11/03/97           14,855,100
         10,000,000  Chevron UK Investment PLC, 5.53%............................      10/06/97            9,946,237
         35,000,000  Chevron UK Investment PLC, 5.58%............................      10/10/97           34,788,425
         14,000,000  Shell Oil Company, 5.48%....................................      09/15/97           13,970,164
         25,000,000  Shell Oil Company, 5.53%....................................      09/02/97           24,996,160
                                                                                                      --------------
                                                                                                         168,226,144
                                                                                                      --------------

     RETAIL--1.0%
         20,000,000  J.C. Penney Funding Corporation, 5.50%......................      09/10/97           19,972,500
                                                                                                      --------------

     TELEPHONE/UTILITIES--12.3%
         30,000,000  Ameritech Corporation, 5.48%................................      10/21/97           29,771,667
         20,000,000  AT&T Corporation, 5.46%.....................................      09/04/97           19,990,900
         40,000,000  AT&T Corporation, 5.47%.....................................      11/04/97           39,611,022
          9,649,000  Bell Atlantic Network Funding Corporation, 5.47%............      09/02/97            9,647,533
         25,055,000  Bell Atlantic Network Funding Corporation, 5.47%............      09/10/97           25,020,737
         10,750,000  Bell Atlantic Network Funding Corporation, 5.48%............      09/11/97           10,733,636
         29,500,000  Bell Atlantic Network Funding Corporation, 5.51%............      09/18/97           29,423,243
         16,000,000  BellSouth Capital Funding Corporation, 5.48%................      11/07/97           15,836,818
         19,000,000  BellSouth Capital Funding Corporation, 5.50%................      11/12/97           18,791,000
         25,000,000  BellSouth Capital Funding Corporation, 5.53%................      09/15/97           24,946,236
          5,000,000  BellSouth Telecommunications Inc., 5.47%....................      09/11/97            4,992,403
         20,000,000  SBC Communications Inc., 5.48%..............................      09/26/97           19,923,889
                                                                                                      --------------
                                                                                                         248,689,084
                                                                                                      --------------

     TRANSPORTATION--2.5%
         40,000,000  United Parcel Service, 5.45%................................      10/24/97           39,679,056
         11,000,000  United Parcel Service, 5.48%................................      11/07/97           10,887,812
                                                                                                      --------------
                                                                                                          50,566,868
                                                                                                      --------------
                        Total Domestic (cost $1,396,332,952).....................                      1,396,332,952
                                                                                                      --------------

   FOREIGN--12.7%(B)
     AUTO SALES--3.7%
         15,000,000  Toyota Motor Credit Corporation, 5.46%......................      09/17/97           14,963,600
         15,000,000  Toyota Motor Credit Corporation, 5.47%......................      09/24/97           14,947,579
         20,000,000  Toyota Motor Credit Corporation, 5.48%......................      09/16/97           19,954,333
         25,000,000  Toyota Motor Credit Corporation, 5.48%......................      10/10/97           24,851,583
                                                                                                      --------------
                                                                                                          74,717,095
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
     BANKING--3.0%
        $28,200,000  Abbey National North America, 5.55%.........................      10/16/97       $   28,004,363
         20,000,000  Deutsche Bank Financial, Inc. 5.47%.........................      09/05/97           19,987,844
         13,250,000  Deutsche Bank Financial, Inc. 5.50%.........................      09/05/97           13,241,903
                                                                                                      --------------
                                                                                                          61,234,110
                                                                                                      --------------

     CORPORATE FINANCE--5.3%
         20,000,000  Export Development Corporation, 5.46%.......................      09/03/97           19,993,933
         22,200,000  Province of British Columbia, 5.55%.........................      02/23/98           21,601,063
         21,500,000  The Canadian Wheat Board, 5.47%.............................      10/09/97           21,375,861
          8,500,000  The Canadian Wheat Board, 5.48%.............................      12/10/97            8,370,611
          5,000,000  The Canadian Wheat Board, 5.50%.............................      11/20/97            4,938,889
         30,000,000  The Canadian Wheat Board, 5.53%.............................      09/15/97           29,935,484
                                                                                                      --------------
                                                                                                         106,215,841
                                                                                                      --------------

     ELECTRONICS--0.7%
         15,000,000  Siemens Capital Corporation, 5.47%..........................      09/05/97           14,990,883
                                                                                                      --------------
                        Total Foreign (cost $257,157,929)........................                        257,157,929
                                                                                                      --------------
                        Total Commercial Paper (cost $1,653,490,881).............                      1,653,490,881
                                                                                                      --------------

CORPORATE NOTES--1.0%(A)
----------------------

     BANKING--1.0%
         20,000,000  Wachovia Bank of North Carolina, Bank Note, 5.53%...........      10/27/97           20,000,000
                                                                                                      --------------

     CORPORATE FINANCE--0.0%
                     AT&T Capita Equipment Receivable Trust, 1996-1, Class A1,
            200,066  5.60%.......................................................      10/15/97              200,066
                                                                                                      --------------
                        Total Corporate Notes (cost $20,200,066).................                         20,200,066
                                                                                                      --------------

U.S. GOVERNMENT AND AGENCY SECURITIES--15.9%(A)
------------------------------------------

     U.S. GOVERNMENT AGENCIES--12.4%
         30,000,000  Fannie Mae, 5.42%...........................................      11/12/97           29,674,800
         15,000,000  Fannie Mae, 5.42%...........................................      12/18/97           14,756,100
         30,000,000  Fannie Mae, 5.43%...........................................      11/10/97           29,683,250
         20,000,000  Federal Home Loan Bank, 5.38%...............................      12/09/97           19,704,100
         15,000,000  Federal Home Loan Bank, 5.42%...............................      11/12/97           14,837,400
         25,000,000  Federal Home Loan Bank, 5.49%...............................      09/19/97           24,931,375
         20,000,000  Freddie Mac, 5.43%..........................................      10/03/97           19,903,467
         20,000,000  Freddie Mac, 5.44%..........................................      10/01/97           19,909,333
         15,000,000  Freddie Mac, 5.44%..........................................      10/01/97           14,932,000
         20,000,000  Freddie Mac, 5.71%..........................................      03/17/98           20,003,440
         42,575,000  Student Loan Marketing Association, 5.39%...................      11/26/97           42,027,308
                                                                                                      --------------
                                                                                                         250,362,573
                                                                                                      --------------

     U.S. TREASURIES--3.5%
         25,000,000  U.S. Treasury Note, 5.37%...................................      11/30/97           24,990,694
         20,000,000  U.S. Treasury Note, 6.00%...................................      11/30/97           20,026,276
         25,000,000  U.S. Treasury Note, 7.37%...................................      11/15/97           25,085,176
                                                                                                      --------------
                                                                                                          70,102,146
                                                                                                      --------------
                     Total U.S. Government and Agency Securities (cost
                     $320,464,719)...............................................                        320,464,719
                                                                                                      --------------
Total Investment Portfolio excluding repurchase agreement (cost
$1,994,155,666)..................................................................                      1,994,155,666
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)


     PRINCIPAL                                                                                          AMORTIZED
      AMOUNT                                                                                               COST
     ---------                                                                                        --------------

REPURCHASE AGREEMENT--0.7%(A)
---------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated August 29,
1997, @ 5.5% to be repurchased at $14,088,604 on September 2, 1997, collateralized by $11,070,000 United States Treasury Notes, 9.125% due May 15,
2018 (market value $14,366,032 including interest) (cost $14,080,000)............                        $14,080,000
                                                                                                      --------------
TOTAL INVESTMENTS (cost $2,008,235,666)(c), 99.6% (a)............................                      2,008,235,666
OTHER ASSETS AND LIABILITIES, net 0.4%(a)........................................                          7,771,683
                                                                                                      --------------
NET ASSETS, (consisting of paid-in-capital net of accumulated net realized loss
of $268,840) 100.00%.............................................................                     $2,016,007,349
                                                                                                      ==============

CLASS A SHARES
------------
Net asset value, offering and redemption price per share, ($2,015,501,895 divided
by 2,015,770,734 shares outstanding).............................................                              $1.00
                                                                                                      ==============
CLASS C SHARES
------------
Net asset value, offering and redemption price per share, ($505,454 divided by
505,454 shares outstanding)......................................................                              $1.00
                                                                                                      ==============

---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997

Investment Income:
Interest....................................................                $102,287,360

Expenses (Notes 1 and 4):
  Management fee............................................  $8,891,273
  Distribution fee (Class A Shares).........................   2,785,331
  Distribution fee (Class C Shares).........................       1,599
  Shareholder servicing.....................................   1,830,438
  State registration expenses...............................     177,472
  Custodian/Fund Accounting fees............................     173,765
  Federal registration fees.................................     104,003
  Reports to shareholders...................................      74,232
  Professional fees.........................................      37,384
  Insurance expense.........................................      21,443
  Trustees' fees and expenses...............................       7,678
  Other.....................................................      30,474
                                                              ----------
        Total expenses......................................                  14,135,092
                                                                            ------------
Net investment income.......................................                  88,152,268
Realized Loss on Investments
Net realized loss from investment transactions..........................         (28,062)
                                                                            ------------
Net increase in net assets resulting from operations....................    $ 88,124,206
                                                                            ============


                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FOR THE YEARS ENDED
                                                              ----------------------------------
                                                              AUGUST 31, 1997    AUGUST 31, 1996
                                                              ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................  $   88,152,268     $   73,293,074
  Net realized gain (loss) from investment transactions.....         (28,062)            28,538
                                                              --------------     --------------
Net increase in net assets resulting from operations........      88,124,206         73,321,612
Distributions to shareholders from:
  Net investment income Class A Shares, ($.047 and $.048 per
    share, respectively)....................................     (88,101,933)       (73,291,621)
  Net investment income Class C Shares, ($.047 and $.023 per
    share, respectively)....................................         (50,335)            (1,453)
Increase in net assets from Fund share transactions (Note
  2)........................................................     375,093,274        347,173,878
                                                              --------------     --------------
Increase in net assets......................................     375,065,212        347,202,416
Net assets, beginning of year...............................   1,640,942,137      1,293,739,721
                                                              --------------     --------------
Net assets, end of year.....................................  $2,016,007,349     $1,640,942,137
                                                              ==============     ==============

    The accompanying notes are an integral part of the financial statements.

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      CLASS A SHARES                 CLASS C SHARES
                                                        ------------------------------------------   ---------------
                                                                                                      FOR THE YEARS
                                                                                                          ENDED
                                                              FOR THE YEARS ENDED AUGUST 31,           AUGUST 31,
                                                        ------------------------------------------   ---------------
                                                         1997     1996     1995     1994     1993     1997    1996+
                                                        ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                        ------   ------   ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (a)(b)........................  $ .047     .048     .050     .029     .025   $ .047     .023
LESS DISTRIBUTIONS:
  Dividends from net investment income and net
    realized gains (a)................................  $(.047)   (.048)   (.050)   (.029)   (.025)  $(.047)   (.023)
                                                        ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR..........................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                        ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN %........................................    4.85     4.89     5.00     2.87     2.48     4.85     2.34(d)
RATIOS TO AVERAGE DAILY NET
  ASSETS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net (b).........................     .76      .78      .79      .79      .78      .77      .75(c)
  Net investment income (b)...........................    4.74     4.78     5.00     2.87     2.47     4.72     4.62(c)
  Net assets, end of year ($ millions)................   2,016    1,641    1,294      982      925      .51       --

---------------
  + For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, and $.001, per share, for the three years ended August 31, 1995, respectively. The operating expense ratios including such items would have been .81%, .81% and .81%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios excluding such items would have been .75% for class A and C Shares.
(c) Annualized.
(d) Not annualized.

      The accompanying notes are an integral part of the financial statements.

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers two classes of shares, Class A and Class C Shares. Class C Shares may be acquired only through exchanges of Class C Shares of other Heritage Mutual Funds. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares and dollars of the Fund during the years ended August 31, 1997 and 1996, at a constant net asset value of $1.00 per share, were as follows:

                                                                              FOR THE YEARS ENDED
                                                                      ------------------------------------
        CLASS A SHARES                                                AUGUST 31, 1997      AUGUST 31, 1996
        --------------                                                ---------------      ---------------
        Shares sold.................................................   8,170,400,843        6,431,599,812
        Shares issued on reinvestment of distributions..............      85,579,732           66,519,647
        Shares redeemed.............................................  (7,881,206,649)      (6,151,131,688)
                                                                      --------------       --------------
          Net increase..............................................     374,773,926          346,987,771
        Shares outstanding:
          Beginning of year.........................................   1,640,996,808        1,294,009,037
                                                                      --------------       --------------
          End of year...............................................   2,015,770,734        1,640,996,808
                                                                      ==============       ==============

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

       Transactions in Class C Shares and dollars of the Fund during the year ended August 31, 1997 and for the period from February 29, 1996 (commencement of C Shares) to August 31, 1996, at a constant net asset value of $1.00 per share, were as follows:

                                                                       FOR THE YEARS ENDED
                                                               ------------------------------------
 CLASS C SHARES                                                AUGUST 31, 1997      AUGUST 31, 1996
 --------------                                                ---------------      ---------------
 Shares sold.................................................     3,602,752             458,920
 Shares issued on reinvestment of distributions..............        48,452                 660
 Shares redeemed.............................................    (3,331,857)           (273,473)
                                                                 ----------            --------
   Net increase..............................................       319,347             186,107
 Shares outstanding:
   Beginning of year.........................................       186,107                  --
                                                                 ----------            --------
   End of year...............................................       505,454             186,107
                                                                 ==========            ========

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1997, purchases, sales and maturities of short-term investment securities, excluding repurchase agreements, aggregated $17,661,424,918, $189,438,130 and $17,223,036,000, respectively.
        Purchases, sales and maturities of U.S. Government obligations aggregated $1,127,904,230, $106,049,855 and $870,870,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of August 31, 1997 was $1,042,294. For the period January 2, 1992 to December 31, 1992, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that the Fund's annual operating expenses exceeded .77%, on an annual basis, of the Fund's average daily net assets. Effective January 1, 1993, this voluntary expense limitation was changed to .79%, on an annual basis, of the Fund's average daily net assets. Under these arrangements, management fees of $244,972 were waived during the year ended August 31, 1995. In the current year, the Fund's operating expenses fell below .79% of average daily assets. Accordingly, the Fund paid the Manager all of the fees waived in 1995.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1997 was $304,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $39,804 during the year of which $6,600 was payable as of August 31, 1997.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $2,232 in contingent deferred sales charges for the year ended August 31, 1997.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1997 was $254,794. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1997, the Fund has net tax basis capital loss carryforwards of $9,682, $6,037, $235,118 and $33,722 which may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004 and 2005, respectively.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of Heritage Cash Trust - Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust - Money Market Fund (the "Fund") at August 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended August 31, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated October 12, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse

Price Waterhouse LLP
Tampa, Florida

October 15, 1997

HERITAGE CASH TRUST-MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           M   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
           M   HERITAGE CAPITAL APPRECIATION TRUST
           M   HERITAGE INCOME-GROWTH TRUST
           M   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
           M   HERITAGE SERIES TRUST
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND (EFFECTIVE
                        SEPTEMBER 29, 1997)
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
           M   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON THE
                      NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

[Heritage Logo]

Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Change Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap (effective September 29, 1997)
Small Cap
International

This report is for the information of shareholders of Heritage Cash Trust - Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.